Expense Example, No Redemption - FidelityInternationalValueFund-AMCIZPRO - FidelityInternationalValueFund-AMCIZPRO - Fidelity International Value Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor International Value Fund - Class A
Expense Example, No Redemption:
1 Year	$ 687
3 Years	925
5 Years	1,182
10 Years	1,914
Fidelity Advisor International Value Fund - Class C
Expense Example, No Redemption:
1 Year	195
3 Years	603
5 Years	1,037
10 Years	2,048
Fidelity Advisor International Value Fund - Class M
Expense Example, No Redemption:
1 Year	489
3 Years	784
5 Years	1,099
10 Years	1,992
Fidelity Advisor International Value Fund - Class I
Expense Example, No Redemption:
1 Year	93
3 Years	290
5 Years	504
10 Years	1,120
Fidelity Advisor International Value Fund - Class Z
Expense Example, No Redemption:
1 Year	80
3 Years	249
5 Years	433
10 Years	$ 966